ACQUISITION OF SUBSIDIARY (Tables)	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Schedule of excess purchase price over the fair value of net assets acquired
The following represents the summary of the excess purchase price over the fair value of net assets acquired:

Purchase price	$20,908
Less: Final fair value of net assets acquired (see table below)	1,211

Excess purchase price over fair value of net assets acquired	19,697

Schedule of recognized identified assets acquired and liabilities assumed	The following table summarizes the final fair values assigned to the identified assets acquired and liabilities assumed:

Assets Acquired:

Cash and cash equivalents	$3,018
Restricted cash	1
Accounts receivable, net	8,776
Cost and estimated earnings in excess of billings, net	2,499
Other receivables, net	1,221
Advances to suppliers	667
Inventories, net	6,513
Income tax recoverable	25
Property, plant and equipment, net	2,886
Operating lease right-of-use assets	3
Intangible assets, net	11,245
Investments in equity investees	1,490

Total assets acquired	38,344

Liabilities Assumed:
Accounts payable	11,553
Deferred revenue	9,803
Accrued payroll and related expenses	1,018
Warranty liabilities	145
Accrued liabilities	14,614

Total liabilities assumed	37,133

Fair Value of Net Assets Acquired	$1,211

summary of the value allocated to the intangible assets acquired
In connection with the Hollysys Intelligent Acquisition, below is a summary of the value allocated to the intangible assets acquired:

			June 30, 2022		June 30, 2023
Asset Class	Amortization Period	Amount Assigned at Acquisition Date	Accumulated Amortization and Foreign Currency Translation	Net Carrying Value	Accumulated Amortization and Foreign Currency Translation	Net Carrying Value
Intangible assets	10 Years	$11,245	$(1,394)	$9,851	$(1,767)	$8,084